UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-23122

American Funds Emerging Markets Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Steven I. Koszalka

American Funds Emerging Markets Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Emerging Markets Bond FundSM

Investment portfolio

March 31, 2017

unaudited

Bonds, notes & other debt instruments 95.28% Bonds & notes of governments & government agencies outside the U.S. 90.26%	Principal amount (000)	Value (000)
Argentina (Central Bank of) 0% 2017	$20	$20
Argentina (Central Bank of) 0% 2017	15	15
Argentine Republic 21.20% 2018	ARS5,250	358
Argentine Republic 22.75% 2018	3,120	212
Argentine Republic 2.50% 20211	13,812	939
Argentine Republic 6.875% 20212	$900	968
Argentine Republic 6.875% 2021	500	538
Argentine Republic 18.20% 2021	ARS3,340	233
Argentine Republic 7.50% 20262	$1,400	1,489
Argentine Republic 15.50% 2026	ARS3,745	257
Argentine Republic 0% 2035	$600	60
Argentine Republic 7.625% 20462	1,000	1,019
Armenia (Republic of) 7.15% 20252	900	967
Brazil (Federative Republic of) 0% 2017	BRL340	103
Brazil (Federative Republic of) 0% 2018	1,700	507
Brazil (Federative Republic of) 10.00% 2018	1,000	320
Brazil (Federative Republic of) 0% 2020	12,500	2,957
Brazil (Federative Republic of) 6.00% 20231	3,027	989
Brazil (Federative Republic of) 10.00% 2023	4,140	1,328
Brazil (Federative Republic of) 10.00% 2025	4,925	1,575
Brazil (Federative Republic of) 10.00% 2027	2,510	801
Chile (Banco Central de) 4.50% 2026	CLP310,000	487
Colombia (Republic of) 3.875% 2027	$500	499
Colombia (Republic of), Series UVL, 3.50% 20211	COP1,964,713	722
Colombia (Republic of), Series B, 7.00% 2022	1,716,200	620
Colombia (Republic of), Series B, 7.50% 2026	4,850,600	1,789
Cote d’Ivoire (Republic of) 5.375% 20242	$300	287
Cote d’Ivoire (Republic of) 5.75% 20323	294	274
Dominican Republic 7.50% 20213	150	166
Dominican Republic 5.50% 2025	930	950
Dominican Republic 6.875% 20262	1,000	1,100
Dominican Republic 6.85% 20452	300	312
Egypt (Arab Republic of) 0% 2017	EGP7,400	387
Egypt (Arab Republic of) 0% 2017	1,800	88
Egypt (Arab Republic of) 0% 2018	8,100	386
Egypt (Arab Republic of) 0% 2018	7,600	365
Egypt (Arab Republic of) 0% 2018	6,250	304
Egypt (Arab Republic of) 5.875% 2025	$600	588
Egypt (Arab Republic of) 7.50% 20272	1,500	1,596
Egypt (Arab Republic of) 8.50% 20472	200	216
Ethiopia (Federal Democratic Republic of) 6.625% 20242	550	530
Ghana (Republic of) 23.00% 2017	GHS500	119
Ghana (Republic of) 21.00% 2019	400	94
Ghana (Republic of) 24.00% 2019	105	26
Ghana (Republic of) 24.75% 2019	500	124
Ghana (Republic of) 21.00% 2020	590	141
Ghana (Republic of) 24.75% 2021	2,795	752

American Funds Emerging Markets Bond Fund — Page 1 of 6

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Ghana (Republic of) 7.875% 2023	$650	$632
Ghana (Republic of) 8.125% 20262,3	700	673
Ghana (Republic of) 19.00% 2026	GHS1,230	288
Honduras (Republic of) 8.75% 2020	$400	455
Honduras (Republic of) 6.25% 20272	1,425	1,449
Hungary 5.375% 2024	1,290	1,438
Hungary, Series A, 7.50% 2020	HUF228,900	969
Hungary, Series B, 5.50% 2025	145,900	593
India (Republic of) 7.80% 2021	INR130,300	2,084
India (Republic of) 8.60% 2028	170,300	2,871
India (Republic of) 7.59% 2029	114,300	1,799
Indonesia (Republic of) 4.875% 20212	$200	214
Indonesia (Republic of) 4.75% 2026	400	427
Indonesia (Republic of), Series 69, 7.875% 2019	IDR7,150,000	550
Indonesia (Republic of), Series 61, 7.00% 2022	10,000,000	757
Indonesia (Republic of), Series 70, 8.375% 2024	21,391,000	1,713
Indonesia (Republic of), Series 59, 7.00% 2027	6,539,000	491
Indonesia (Republic of), Series 72, 8.25% 2036	17,425,000	1,388
Iraq (Republic of) 5.80% 20283	$250	221
Israel (State of) 2.00% 2027	ILS1,500	408
Israel (State of) 5.50% 2042	1,100	418
Jamaica 8.00% 20393	$130	150
Jordan (Hashemite Kingdom of) 6.125% 2026	200	205
Jordan (Hashemite Kingdom of) 5.75% 20272	700	687
Kazakhstan (Republic of) 5.125% 2025	300	327
Kenya (Republic of) 6.875% 2024	1,425	1,423
Kuwait (State of) 2.75% 20222	400	401
Malaysia (Federation of), Series 0215, 3.795% 2022	MYR7,700	1,726
Malaysia (Federation of), Series 0310, 4.498% 2030	285	64
Malaysia (Federation of), Series 0415, 4.254% 2035	1,700	366
Malaysia (Federation of), Series 0615, 4.786% 2035	6,180	1,398
Morocco (Kingdom of) 4.25% 2022	$1,050	1,089
Pakistan (Islamic Republic of) 5.50% 20212	700	720
Pakistan (Islamic Republic of) 8.25% 2025	850	953
Paraguay (Republic of) 5.00% 20262	500	523
Paraguay (Republic of) 5.00% 2026	200	209
Paraguay (Republic of) 4.70% 20272	200	203
Peru (Republic of) 6.35% 2028	PEN1,100	345
Peru (Republic of) 6.95% 2031	1,130	374
Philippines (Republic of the) 3.90% 2022	PHP10,000	194
Poland (Republic of), Series 0922, 5.75% 2022	PLN9,060	2,606
Poland (Republic of), Series 0725, 3.25% 2025	1,810	456
Poland (Republic of), Series 0726, 2.50% 2026	2,000	470
Russian Federation 7.50% 2021	RUB127,300	2,237
Russian Federation 7.00% 2023	221,500	3,809
Saudi Arabia (Kingdom of) 3.25% 20262	$200	195
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR34,945	2,540
South Africa (Republic of), Series R-214, 6.50% 2041	30,100	1,586
South Africa (Republic of), Series R-2048, 8.75% 2048	7,600	513
Sri Lanka (Democratic Socialist Republic of) 6.00% 2019	$400	415
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,000	1,036
Sri Lanka (Democratic Socialist Republic of) 6.825% 20262	550	570
Thailand (Kingdom of) 2.55% 2020	THB52,500	1,566
Thailand (Kingdom of) 2.125% 2026	2,400	67
Trinidad & Tobago (Republic of) 4.50% 20262	$200	200

American Funds Emerging Markets Bond Fund — Page 2 of 6

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Turkey (Republic of) 10.50% 2020	TRY1,900	$519
Turkey (Republic of) 9.20% 2021	3,000	777
Turkey (Republic of) 9.50% 2022	3,825	1,001
Turkey (Republic of) 11.00% 2022	975	269
Turkey (Republic of) 9.00% 2024	3,125	789
Turkey (Republic of) 8.00% 2025	1,600	378
Turkey (Republic of) 2.40% 20261	1,256	309
Turkey (Republic of) 4.875% 2026	$1,600	1,544
Turkey (Republic of) 10.60% 2026	TRY500	137
United Mexican States 2.00% 20221	MXN4,010	201
United Mexican States 3.625% 2022	$550	567
United Mexican States 4.00% 2023	700	723
United Mexican States 4.50% 20251	MXN8,821	514
United Mexican States 4.125% 2026	$325	335
United Mexican States 4.15% 2027	530	540
United Mexican States 4.00% 20461	MXN8,019	459
United Mexican States 4.60% 2046	$800	769
United Mexican States 4.35% 2047	570	526
United Mexican States, Series M, 6.50% 2021	MXN63,700	3,363
United Mexican States, Series M20, 10.00% 2024	12,530	788
United Mexican States, Series M, 5.75% 2026	12,000	587
United Mexican States, Series M30, 10.00% 2036	3,500	236
United Mexican States Government Global, Series A, 5.75% 2110	$450	450
Venezuela (Bolivarian Republic of) 12.75% 20223	15	9
Venezuela (Bolivarian Republic of) 8.25% 2024	10	4
Venezuela (Bolivarian Republic of) 9.25% 2027	245	115
Venezuela (Bolivarian Republic of) 11.95% 20313	35	19
Zambia (Republic of) 5.375% 2022	200	184
Zambia (Republic of) 8.50% 2024	700	723
		94,873
Corporate bonds & notes 4.95% Energy 3.97%
Petrobras Global Finance Co. 6.125% 2022	480	505
Petrobras Global Finance Co. 4.375% 2023	775	736
Petrobras Global Finance Co. 6.25% 2024	25	26
Petrobras Global Finance Co. 8.75% 2026	200	232
Petrobras Global Finance Co. 5.625% 2043	525	436
Petrobras Global Finance Co. 6.85% 2115	205	184
Petróleos Mexicanos 6.375% 2021	150	163
Petróleos Mexicanos 5.375% 20222	175	184
Petróleos Mexicanos 7.19% 2024	MXN8,370	397
Petróleos Mexicanos 6.875% 2026	$550	612
Petróleos Mexicanos 5.50% 2044	16	14
Petróleos Mexicanos 5.625% 2046	375	335
Petróleos Mexicanos 6.75% 2047	131	133
YPF SA 8.50% 2025	200	217
		4,174
Materials 0.44%
Vale Overseas Ltd. 6.25% 2026	175	190
Vale Overseas Ltd. 6.875% 2036	95	103
Vale Overseas Ltd. 6.875% 2039	155	167
		460

American Funds Emerging Markets Bond Fund — Page 3 of 6

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services 0.34%	Principal amount (000)	Value (000)
Digicel Group Ltd. 7.125% 2022	$450	$352
Utilities 0.20%
Enersis Américas SA 4.00% 2026	215	213
Total corporate bonds & notes		5,199
U.S. Treasury bonds & notes 0.07% U.S. Treasury 0.07%
U.S. Treasury 0.75% 20174	75	75
Total U.S. Treasury bonds & notes		75
Total bonds, notes & other debt instruments (cost: $97,228,000)		100,147
Short-term securities 1.81%
General Electric Co. 0.83% due 4/3/2017	1,900	1,900
Total short-term securities (cost: $1,900,000)		1,900
Total investment securities 97.09% (cost: $99,128,000)		102,047
Other assets less liabilities 2.91%		3,058
Net assets 100.00%		$105,105

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2017 (000)
Purchases (000)	Sales (000)
MXN5,375	USD271	Bank of America, N.A.	4/7/2017	$15
USD420	ZAR5,500	Bank of America, N.A.	4/13/2017	11
USD401	ZAR5,300	UBS AG	4/20/2017	7
USD144	ILS530	HSBC Bank	4/21/2017	(2)
USD147	ILS540	HSBC Bank	4/21/2017	(2)
MXN4,838	USD255	Bank of America, N.A.	5/9/2017	2
THB16,945	USD493	HSBC Bank	5/9/2017	—5
USD81	BRL305	Citibank	10/2/2017	(12)
				$19

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation at 3/31/2017 (000)
7.305%	28-day MXN-TIIE	11/9/2021	MXN1,800	$—5	$—	$—5
7.745%	28-day MXN-TIIE	1/18/2022	4,700	6	—	6
7.72%	28-day MXN-TIIE	1/21/2022	7,900	9	4	5
					$4	$11

American Funds Emerging Markets Bond Fund — Page 4 of 6

unaudited

1	Index-linked bond whose principal amount moves with a government price index.
2	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,503,000, which represented 13.80% of the net assets of the fund.
3	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4	A portion of this security was pledged as collateral. The total value of pledged collateral was $34,000, which represented .03% of the net assets of the fund.
5	Amount less than one thousand.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $2,193,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $1,024,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related

American Funds Emerging Markets Bond Fund — Page 5 of 6

unaudited

securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At March 31, 2017, all of the fund’s investments were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,116
Gross unrealized depreciation on investment securities	(1,228)
Net unrealized appreciation on investment securities	2,888
Cost of investment securities	99,159

Key to abbreviations and symbol
ARS = Argentine pesos	IDR = Indonesian rupiah	PLN = Polish zloty
BRL = Brazilian reais	ILS = Israeli shekels	RUB = Russian rubles
CLP = Chilean pesos	INR = Indian rupees	THB = Thai baht
COP = Colombian pesos	MXN = Mexican pesos	TIIE = Equilibrium Interbank Interest Rate
EGP = Egyptian pounds	MYR = Malaysian ringgits	TRY = Turkish lira
GHS = Ghanaian cedi	PEN = Peruvian nuevos soles	USD/$ = U.S. dollars
HUF = Hungarian forints	PHP = Philippine pesos	ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-114-0517O-S55992	American Funds Emerging Markets Bond Fund — Page 6 of 6

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS EMERGING MARKETS BOND FUND

By /s/ Robert H. Neithart
Robert H. Neithart, President and Principal Executive Officer

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert H. Neithart
Robert H. Neithart, President and Principal Executive Officer

Date: May 26, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 26, 2017